Share Options-Equity and Cash Settled - Exercise Price of Options Outstanding (Details)	Dec. 31, 2018 USD ($) Option	Dec. 31, 2017 USD ($) Option	Dec. 31, 2016 USD ($) Option	Dec. 31, 2015 Option
Exercise price of options outstanding at year end
Number of options	44,218,814	32,307,010	17,522,365	16,611,310
Weighted average fair value of options granted in year | $	$ 4,170	$ 2,410	$ 2,430
$0.00 to $0.08
Exercise price of options outstanding at year end
Number of options	4,416,525	5,868,735	6,090,695
$0.09 to $0.56
Exercise price of options outstanding at year end
Number of options	2,126,540	5,581,825	5,581,825
$0.57 to $3.52
Exercise price of options outstanding at year end
Number of options	4,595,104	6,302,505	5,002,505
$3.53 to $5.73
Exercise price of options outstanding at year end
Number of options	6,257,690	8,589,445	847,340
$5.74 to $7.39
Exercise price of options outstanding at year end
Number of options	7,890,495	5,964,500
$7.40 to $20.00
Exercise price of options outstanding at year end
Number of options	18,932,460